Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (13,304)
Balance at end of period	(12,194)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	6	SFr (18)
Increase/(decrease)	73	43
Reclassification adjustments, included in net income	(5)	9
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	68	52
Balance at end of period	74	34
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,751)	(11,623)
Increase/(decrease)	(546)	(2,455)
Reclassification adjustments, included in net income	56	6
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	(490)	(2,449)
Balance at end of period	(13,241)	(14,072)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	50	56
Increase/(decrease)	5	(4)
Reclassification adjustments, included in net income	0	(1)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	5	(5)
Balance at end of period	55	51
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(612)	(656)
Increase/(decrease)	0	0
Reclassification adjustments, included in net income	20	34
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	20	34
Balance at end of period	(592)	(622)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	3	17
Increase/(decrease)	0	0
Reclassification adjustments, included in net income	0	(7)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	0	(7)
Balance at end of period	3	10
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Increase/(decrease)	1,042
Cumulative effect of accounting changes, net of tax	465
Total increase/(decrease)	1,507
Balance at end of period	1,507
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,304)	(12,224)
Increase/(decrease)	574	(2,416)
Reclassification adjustments, included in net income	71	41
Cumulative effect of accounting changes, net of tax	465
Total increase/(decrease)	1,110	(2,375)
Balance at end of period	SFr (12,194)	SFr (14,599)